RESERVES (Detail Textuals)	12 Months Ended
Sep. 30, 2018 shares
Disclosure of defined benefit plans [line items]
Stock options term	10 years
Stock Option Plan And RSU Plan
Disclosure of defined benefit plans [line items]
Number of common shares reserved for issuance	1,155,218